Fair Value Disclosures - Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Detail) (Fair value measured on recurring basis [Member], USD $)
In Thousands, unless otherwise specified
	Jan. 31, 2013	Jan. 31, 2012
Assets:
Cash and cash equivalents	$ 237,276	$ 321,761
Forward exchange contracts	101	415
Other		2,586
Total	237,377	324,762
Liabilities:
Forward exchange contracts	79	646
Total	79	646
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash and cash equivalents	237,276	321,761
Total	237,276	321,761
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Forward exchange contracts	101	415
Total	101	415
Liabilities:
Forward exchange contracts	79	646
Total	79	646
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Other		2,586
Total		$ 2,586